Stockholders' Equity (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	May 23, 2011	Apr. 01, 2011	Mar. 29, 2011	Mar. 17, 2011	Sep. 18, 2009	Dec. 31, 2012 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and executive officers of the Company
Stockholders' Equity
Shares issued	109,604,040	109,563,799
Shares outstanding	109,604,040	109,563,799
Authorized capital stock, common stock (in shares)	750,000,000	750,000,000					750,000,000
Authorized capital stock, par value of common stock (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Authorized capital stock, preferred stock (in shares)	100,000,000	100,000,000					100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Stockholders' Equity
Shares issued during period									952,878
Newly issued shares								40,241	952,244
Treasury shares issued										634
Maximum consolidated net leverage ratio set as condition for payment of cash dividends and repurchase of shares	6
Number of consecutive quarters considered for calculation of consolidated net leverage ratio	4
Ratio of aggregate market value of vessels to outstanding indebtedness	1.25
Number of consecutive quarters considered for calculation of ratio of aggregate market value of vessels to outstanding indebtedness	4
Number of warrants issued for no additional consideration to its existing lenders		15,000,000	74,870	3,711,417		11,213,713
Exercise price of warrant (in dollars per share)		$ 7.00	$ 7.00	$ 7.00	$ 7.00
Warrants registered for resale under the Securities Act (in shares)		8,044,176